Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses	$ 13,503	$ 65,973
Gelesis
Prepaid expenses	3,874,000	1,024,000
Prepaid contract research costs	262,000	169,000
Research and development tax credit	579,000	1,131,000
Value added tax receivable	5,633,000	4,315,000
Deferred financing costs	3,855,000	38,000
Prepaid expenses and other current assets	$ 14,203,000	$ 6,677,000